Restructuring and Other Additional Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Restructuring and Related Activities [Abstract]
Business exit costs	$ 14.0
Asset impairment charges	3.0
Restructuring and other charges, net of tax	$ 11.1